Subsequent events (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands				4 Months Ended	6 Months Ended		12 Months Ended
	Oct. 19, 2022 USD ($) $ / shares shares	Oct. 19, 2022 HKD ($)	Jul. 13, 2022 HKD ($)	Oct. 19, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Oct. 20, 2022 $ / shares	Oct. 19, 2022 $ / shares shares	Sep. 30, 2022 shares	Sep. 29, 2022 USD ($)	Jul. 13, 2022 $ / shares shares	Jul. 11, 2022 $ / shares	Jan. 31, 2020 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares														$ 0.00001
Number of ordinary shares issued					1,225,566,355	1,225,566,355	1,225,566,355							976,634,771
Number of shares repurchased					6,111,276	6,111,276	6,111,276							111,043,373
Purchase of treasury shares					$ 12,763,000	¥ 82,160	¥ 82,160
Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares												$ 0.00001
Price per share | $			$ 13.80
Share repurchase program
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased	76,360			76,360					76,360	6,187,636
Average price | $ / shares								$ 1.69
Purchase of treasury shares | $				$ 129,000
Share repurchase program | 2022 share repurchase program
Disclosure of non-adjusting events after reporting period [line items]
Maximum repurchase amount | $											$ 100,000,000
Number of shares repurchased	821,620			821,620					821,620
Average price | (per share)	$ 1.27			$ 1.27					$ 10.22
Purchase of treasury shares	$ 833,000	$ 1,696,000
Dual primary listing | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares issued												41,100,000
Over-allotment option | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares issued												486,200
American depositary shares | Share repurchase program | 2022 share repurchase program
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased	655,620			655,620					655,620
Ordinary shares | Share repurchase program | 2022 share repurchase program
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased	166,000			166,000					166,000
Class A ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares													$ 0.00001
Class B Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares													$ 0.00001